Leases (Details 2) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Interest expense from lease liabilities (included in finance cost)	₩ 543,208	₩ 851,543	₩ 1,047,738
Expense from short-term leases	2,330,519	17,763	6,268
Expense from leases of low-value assets excluding short-term leases	19,204	16,083	16,889
Gains on disposal of right-of-use assets	461,212	131,193	1,042,833
Expense from variable lease payments not included in the measurement of lease liabilities	229,313	398,671	853,983
Impairment loss on right-of-use asset	₩ 152,816	₩ 964,626	₩ 2,246